Inventories, net - Schedule of Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 208	$ 165
Work in progress	38	24
Finished goods	90	87
Inventories, gross	335	276
Obsolescence reserve	(18)	(22)	$ (28)	$ (43)
Inventories, net	$ 317	$ 254